UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
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Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported) February 11, 2014
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TOYOTA MOTOR CREDIT CORPORATION1
(Exact name of securitizer as specified in its charter)
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025-00186                                                                    0000834071
       (Commission File Number of securitizer)                       (Central Index Key Number of securitizer)

Holly Sullivan, (310) 468-1310
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 Toyota Motor Credit Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities registered by Toyota Auto Finance Receivables LLC (Commission File Number 333-188672-01; Central Index Key Number 0001131131).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Toyota Motor Credit Corporation
(Securitizer)

Date: February 11, 2014

By:           /s/ Chris Ballinger__________

Name:	Chris Ballinger

Title:	Senior Vice President and
  Chief Financial Officer